CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities
Net loss for the period		€ (184,212)	€ (110,426)	€ (54,274)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		5,198	2,599	1,698
Gross value of tangible and intangible assets sold		456
Deferred and current taxes		35	524	(84)
Tax credits		(4,835)	(5,265)	(5,177)
Cost of debt		12,172	5,163	676
Share-based compensation expense		3,580	3,969	2,218
Share of net profit of associates and joint ventures accounted for using the equity method		152	2,015
Exchange gains / (losses)		(1,126)	297	343
Fair value variation through profit and loss		75,641	389	407
Other (1)	[1]		(3,406)
Cash flows used in operations before tax, interest and changes in working capital		(92,939)	(104,140)	(54,193)
Decrease / (increase) in operating and other receivables		2,806	(5,841)	3,844
Decrease / (increase) in operating and other payables		(3,338)	20,002	3,535
Decrease / (increase) in inventories		417	(44)	19
Tax credit received		5,333	5,220	3,553
Other(2)	[2]	1,794	3,190	(1,685)
Tax, interest and changes in operating working capital		7,012	22,527	9,266
Net cash used in operating activities		(85,928)	(81,614)	(44,928)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(333)	(540)	(561)
Disposals of property, plant and equipment and intangible assets			131	41
Decrease / (Increase) in short-term deposit accounts		70	978	9,388
Decrease / (Increase) in other non-current financial assets		9,008	(8,300)	(1)
Net cash flows provided by (used in) investing activities		8,745	(7,731)	8,868
Cash flows provided by (used in) financing activities
Capital increase	[3]	57,338	30,589	8,827
Transaction costs related to capital increase		(9,605)	(2,511)
Issue of prefunded warrants		58,234
Issue of royalty certificates		20,100	5,100
Transaction costs related to issuance of royalty certificates		(399)
Subscription of borrowings		24,916		30,209
Repayment of debt		(2,606)	(2,485)	(1,033)
Repayment of lease liabilities		(2,386)	(1,612)	(735)
Net cash flows provided by financing activities		145,592	29,081	37,268
Net increase (decrease) in cash and cash equivalents		68,409	(60,263)	1,208
Cash and cash equivalents at beginning of period		26,918	86,736	86,553
Exchange (gains) / losses		1,237	445	(1,025)
Net cash and cash equivalents at the end of period		€ 96,564	€ 26,918	€ 86,736

[1]	Corresponding to the non-cash consideration of the Hepalys License Agreement transaction price recognized in revenue (see Note 19.1. - Revenues)
[2]	Including the decrease of prepaid expenses for €2.2 million and €4.0 million for the years ended December 31, 2024, and December 31, 2023, respectively, and increase of prepaid expenses for (€1.1) million for the year ended December 31, 2022 (see Note 10.2. – Tax receivables and Other current assets)
[3]	Including subscriptions to BSA share warrants for €6 thousand, €2 thousand, and €0 thousand for the period ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.